                                                        [LOGO]
                                                        FORTIS
                                          Solid partners, flexible solutions-SM-


A CONVENIENT WAY TO INVEST


                                                          Fortis Money Fund
                                                          Semi-Annual Report
                                                          MARCH 31, 1998




                                                          FORTIS FINANCIAL GROUP

                                 [GRAPHIC]

FORTIS MONEY FUND SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        2

STATEMENT OF ASSETS AND LIABILITIES                            4

STATEMENT OF OPERATIONS                                        4

STATEMENTS OF CHANGES IN NET ASSETS                            5

NOTES TO FINANCIAL STATEMENTS                                  6

BOARD OF DIRECTORS AND OFFICERS                                9

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

                                     [PHOTO]

 GLOSSARY OF TERMS

  Terms defined are in ITALICS in the shareholder letter

  AVERAGE MATURITY: The weighted average maturity of the securities in the Fund.

  FEDERAL FUNDS ("FED FUNDS") RATE: Interest rate charged by banks with excess reserves to banks that need the money to meet reserve requirements. Also known as the FEDERAL RESERVE TARGET RATE.

  FEDERAL RESERVE BANK ("THE FED"): Led by its chairman, Alan Greenspan, the Federal Reserve Bank is the central bank of the United States. The Federal Reserve Bank is charged with responsibility for implementing policies which preserve the purchasing power of the U.S. dollar, and encouraging economic growth. One of the more widely known tools used by the Fed in pursuing its goals is the FEDERAL FUNDS ("FED FUNDS") RATE.

  GROSS DOMESTIC PRODUCT (GDP): The market value of a countries total output of goods and services.

  INFLATION: Increase in prices of goods and services in the U.S. economy.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 3/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banks                               23.6%
Consumer Financing                  20.1%
Diversified Finance                 13.5%
Captive Equipment Finance           11.9%
Captive Auto Finance                 8.9%
Food-Grocery, Miscellaneous          5.3%
Utilities-Electric                   4.4%
Brokerage and Investment             4.4%
Industrial                           3.7%
Oil-Refining                         2.7%
Utilities-Gas                        1.5%

DEAR FORTIS SHAREHOLDER,

We're pleased to present the Fortis Money Fund semi-annual report for the six-month period ended March 31, 1998.

ECONOMIC REVIEW

Over the past six months, the United States economy has continued to exhibit strong growth and low INFLATION. Increased global competitiveness, high productivity, and a nearly balanced federal budget have been the foundation of this desirable economic state.

In this environment, the FEDERAL RESERVE BANK has left the FEDERAL FUNDS RATE unchanged at 5.50 percent. Despite a stable Federal Funds Rate, short-term interest rates traded between 5.43 percent and 5.85 percent over the period, as measured by the thirty-day commercial paper rate. Rates reached their highs in December as year-end funding pressures temporarily pushed rates up and have traded in a much tighter range since the beginning of 1998.

The Fund's annualized yield over the past six months was 4.79 percent and 4.63 percent in 1997. The increase in yield was primarily due to two factors. Firstly, 1997's yield was held down by the lower rates available prior to the March 25, 1997 increase of the federal funds rate. Secondly, the six month results were favorably impacted by the higher yields that were available in December. Prior to the news of Asia's economic problems, we were maintaining the Fund's AVERAGE MATURITY at forty days, believing that the robust economy might lead to a tightening of monetary policy in an effort to head off a rise in inflation. By November, we felt that the extent of Asia's crisis would have a dampening effect on U.S. economic growth thereby reducing the risk of a near-term hike in the FEDERAL RESERVE'S TARGET RATE. We then moved the Fund's average maturity out to fifty days to take advantage of the slightly higher yields available on longer maturities. Near the end of March, we extended the average maturity to sixty days for similar reasons.

LOOKING AHEAD

Looking forward, we feel that United States economic growth will remain strong, although the rate of growth will be tempered somewhat by Asia's economic woes. Specifically, we believe 1998 Gross Domestic Product, or GDP, growth will probably moderate to a 2.0 to 2.5 percent level after growing 3.7 percent in 1997. Inflation, which has remained benign during a period of robust economic growth, is likely to remain so as economic growth decelerates. We have already seen some early indications that Asia has begun to affect the United States economy in the form of deteriorating trade statistics and lower commodity prices. We will maintain the Fund's average maturity at sixty days for the near term in anticipation of continued neutral policy by the Federal Reserve.

We hope this information is helpful to you and we thank you for investing with us.

Sincerely,

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

FORTIS MONEY FUND
Schedule of Investments
(Unaudited)
March 31, 1998

SHORT-TERM INVESTMENTS-100.05%

--------------------------------------------------------------------------------
                                                                                              Standard
    Principal                                                                   Maturity      & Poor's
     Amount                                                        Yield          Date         Rating        Value (a)
   -----------                                                   ---------    ------------   -----------   -------------
                 BANKS-23.59%
   $6,500,000    Banc One Funding Corp.(d)....................      5.61%        05/08/98            A1    $   6,463,457
    3,000,000    Deutsche Bank AG.............................      5.61%        08/07/98           A1+        2,942,347
    3,500,000    Deutsche Bank AG.............................      5.60%        04/17/98           A1+        3,491,491
    4,000,000    First Union National Bank....................      5.63%        09/15/98            A1        3,899,800
    2,025,902    First Union National Bank....................      5.62%        09/08/98            A1        1,977,280
    6,600,000    Norwest Corp.................................      5.64%        05/22/98           A1+        6,548,481
    4,000,000    Toronto Dominion Holding.....................      5.55%        08/24/98           A1+        3,914,128
    4,833,000    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit...............................      5.43%        04/01/98           A1+        4,833,000
                                                                                                           -------------
                                                                                                              34,069,984
                                                                                                           -------------
                 BROKERAGE AND INVESTMENT-4.44%
    2,500,000    Merrill Lynch & Co., Inc.....................      5.67%        10/16/98           A1+        2,425,475
    4,100,000    Merrill Lynch & Co., Inc.....................      5.68%        09/23/98           A1+        3,991,378
                                                                                                           -------------
                                                                                                               6,416,853
                                                                                                           -------------
                 CAPTIVE AUTO FINANCE-8.87%
    6,400,000    Ford Motor Credit Corp.......................      5.56%        05/01/98            A1        6,371,200
    4,300,000    General Motors Acceptance Corp...............      5.66%        09/18/98            A1        4,189,741
    2,300,000    General Motors Acceptance Corp...............      5.70%        08/21/98            A1        2,250,103
                                                                                                           -------------
                                                                                                              12,811,044
                                                                                                           -------------
                 CAPTIVE EQUIPMENT FINANCE-11.92%
    5,000,000    IBM Credit Corp..............................      5.63%        06/02/98            A1        4,952,725
    3,700,000    John Deere Capital Corp......................      5.56%        04/30/98            A1        3,683,905
    2,700,000    John Deere Capital Corp......................      5.60%        05/20/98            A1        2,680,008
    2,500,000    PACCAR Financial Corp........................      5.71%        11/24/98            A1        2,410,960
    3,500,000    PACCAR Financial Corp........................      5.62%        04/27/98            A1        3,486,047
                                                                                                           -------------
                                                                                                              17,213,645
                                                                                                           -------------
                 CONSUMER FINANCING-20.10%
    5,200,000    American Express Credit Corp.................      5.73%        04/07/98            A1        5,195,225
    2,400,000    American General Finance Corp................      5.65%        06/30/98            A1        2,367,180
    2,000,000    American General Finance Corp................      5.89%        04/15/98            A1        1,995,567
    2,200,000    American General Finance Corp................      5.90%        04/15/98            A1        2,195,115
    3,500,000    Beneficial Corp..............................      5.59%        05/19/98            A1        3,474,753
    2,900,000    Beneficial Corp..............................      5.85%        04/02/98            A1        2,899,543
    6,600,000    Commercial Credit Corp.......................      5.64%        06/05/98            A1        6,534,458
    4,400,000    Household Finance Corp.......................      5.64%        05/21/98            A1        4,366,328
                                                                                                           -------------
                                                                                                              29,028,169
                                                                                                           -------------
                 DIVERSIFIED FINANCE-13.50%
      232,000    Associates Corp. Master Variable Rate Note...      5.43%        04/01/98           A1+          232,000
    6,400,000    CIT Group, Inc...............................      5.61%        05/28/98            A1        6,344,875
    3,400,000    General Electric Capital Corp................      5.87%        04/22/98           A1+        3,388,774
    3,100,000    General Electric Capital Corp................      5.61%        06/19/98           A1+        3,063,129
    6,500,000    Prudential Funding Corp......................      5.60%        05/08/98            A1        6,463,658
                                                                                                           -------------
                                                                                                              19,492,436
                                                                                                           -------------
                 FOOD-GROCERY, MISCELLANEOUS-5.31%
    3,500,000    Kellogg Co...................................      5.61%        04/17/98           A1+        3,491,429
    4,200,000    Nestle Capital Corp..........................      5.59%        05/05/98           A1+        4,178,263
                                                                                                           -------------
                                                                                                               7,669,692
                                                                                                           -------------
                 INDUSTRIAL-3.65%
    5,300,000    Xerox Capital Corp...........................      5.63%        05/15/98            A1        5,264,372
                                                                                                           -------------
                 OIL-REFINING-2.75%
    4,000,000    Texaco, Inc..................................      5.63%        05/21/98            A1        3,969,389
                                                                                                           -------------

--------------------------------------------------------------------------------

                                                                                              Standard
    Principal                                                                   Maturity      & Poor's
     Amount                                                        Yield          Date         Rating        Value (a)
   -----------                                                   ---------    ------------   -----------   -------------
                 UTILITIES-ELECTRIC-4.36%
   $6,300,000    Duke Energy Corp.............................      5.55%        04/03/98            A1    $   6,298,099
                                                                                                           -------------
                 UTILITIES-GAS-1.56%
    2,258,000    South Carolina Fuel Co.(e)...................      5.63%        04/16/98            A1        2,252,807
                                                                                                           -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $144,486,490) (b)..........................                                             $ 144,486,490
                                                                                                           -------------
                                                                                                           -------------

 (a) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (b) Also represents cost for federal income tax purposes.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors.
 (e) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". This security has been identified by portfolio management as illiquid. The portfolio entered into the following Section 4(2) transaction: March 6, 1998 the portfolio acquired $2,258,000 par South Carolina Fuel Co. due April 16, 1998 with a cost basis on March 31, 1998, of $2,252,807. The value of this security at March 31, 1998, is $2,252,807 which represents 1.56% of total net assets.

FORTIS MONEY FUND

Statement of Assets and Liabilities

(Unaudited)

March 31, 1998

--------------------------------------------------------------------------------
ASSETS
  Short-term investments, as detailed in the accompanying
    schedule, at amortized cost (approximates market) (Note 1)....  $144,486,490
  Receivables:
    Interest and dividends........................................        23,046
  Deferred registration costs (Note 1)............................        81,959
  Prepaid expenses................................................         5,462
                                                                    ------------
TOTAL ASSETS......................................................   144,596,957
                                                                    ------------
LIABILITIES
  Cash portion of dividends payable...............................        27,553
  Payable for investment advisory and management fees (Note 2)....        70,791
  Payable for distribution fees (Note 2)..........................            58
  Accounts payable and accrued expenses...........................        91,337
                                                                    ------------
TOTAL LIABILITIES.................................................       189,739
                                                                    ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per
    share-authorized 50,000,000,000 shares........................   144,407,218
                                                                    ------------
TOTAL NET ASSETS..................................................  $144,407,218
                                                                    ------------
                                                                    ------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of $143,706,084 and
    143,706,084 shares outstanding)...............................         $1.00
                                                                    ------------
  Class B shares (based on net assets of $108,774 and 108,774
    shares outstanding)...........................................         $1.00
                                                                    ------------
  Class C shares (based on net assets of $69,223 and 69,223 shares
    outstanding)..................................................         $1.00
                                                                    ------------
  Class H shares (based on net assets of $523,137 and 523,137
    shares outstanding)...........................................         $1.00
                                                                    ------------

FORTIS MONEY FUND

Statement of Operations

(Unaudited)

For the Six-Month Period Ended March 31, 1998

--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income................................................  $3,808,436
                                                                     -----------
  Expenses:
    Investment advisory and management fees (Note 2)...............     403,038
    Distribution fees (Class B) (Note 2)...........................         408
    Distribution fees (Class C) (Note 2)...........................         163
    Distribution fees (Class H) (Note 2)...........................       2,332
    Legal and auditing fees (Note 2)...............................      14,360
    Custodian fees.................................................       8,477
    Shareholders' notices and reports..............................      22,438
    Registration fees (Note 1).....................................      55,094
    Directors' fees and expenses...................................       8,527
    Transfer agent expenses (Note 2)...............................      72,751
    Other..........................................................       3,560
                                                                     -----------
  Total expenses...................................................     591,148
                                                                     -----------
NET INVESTMENT INCOME..............................................   3,217,288
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $3,217,288
                                                                     -----------
                                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                     FOR THE
                                                    SIX-MONTH        FOR THE
                                                   PERIOD ENDED     YEAR ENDED
                                                  MARCH 31, 1998  SEPTEMBER 30,
                                                   (UNAUDITED)         1997
                                                  --------------  --------------
OPERATIONS
  Net investment income.........................  $    3,217,288  $    5,982,346
                                                  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................      (3,202,788)     (5,968,459)
    Class B.....................................          (2,053)         (2,997)
    Class C.....................................            (827)           (320)
    Class H.....................................         (11,620)        (10,570)
                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............      (3,217,288)     (5,982,346)
                                                  --------------  --------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT $1.00
  NET ASSET VALUE PER SHARE):
  Proceeds from sale of shares
    Class A.....................................     286,788,564     402,804,393
    Class B.....................................         256,216         338,532
    Class C.....................................          61,178          93,504
    Class H.....................................         494,939       1,439,348
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A.....................................       2,914,222       5,416,791
    Class B.....................................           1,345           1,582
    Class C.....................................             826             161
    Class H.....................................          10,401           7,531
  Less cost of repurchase of shares
    Class A.....................................    (272,543,622)   (402,049,686)
    Class B.....................................        (204,282)       (312,470)
    Class C.....................................          (3,000)        (83,904)
    Class H.....................................        (609,368)       (880,123)
                                                  --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..................................      17,167,419       6,775,659
                                                  --------------  --------------
TOTAL INCREASE IN NET ASSETS....................      17,167,419       6,775,659
NET ASSETS:
  Beginning of period...........................     127,239,799     120,464,140
                                                  --------------  --------------
  End of period.................................  $  144,407,218  $  127,239,799
                                                  --------------  --------------
                                                  --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is maximum current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc. permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. The fund began to issue multiple class shares effective November 14, 1994. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the Fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the period ended March 31, 1998, the cost of purchases and proceeds from sales of short-term securities aggregated $451,617,882 and $434,443,530 respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis. Fortis Investors, Inc. also received sales charges (paid by redeemers of the funds' shares) aggregating $115 for Class A, $1,585 for Class B, $0 for Class C and $12,942 for Class H.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as postage.

   Legal fees and expenses aggregating $5,385 for the period ended March 31, 1998, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for the Portfolio was as follows:

                                                                            Class A
                                           -------------------------------------------------------------------------
                                                                   Year Ended September 30,
                                           -------------------------------------------------------------------------
                                            1998**        1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $   1.00
                                           ---------    ---------    ---------    ---------    ---------    --------
Operations:
  Investment income - net...............         .02          .05          .05          .05          .03         .02
                                           ---------    ---------    ---------    ---------    ---------    --------
Distributions to shareholders:
  From investment income - net..........        (.02)        (.05)        (.05)        (.05)        (.03)       (.02)
                                           ---------    ---------    ---------    ---------    ---------    --------
Net asset value, end of period..........   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $   1.00
                                           ---------    ---------    ---------    ---------    ---------    --------
Total return @..........................        2.41%        4.74%        4.74%        5.03%        2.92%       2.36%
Net assets end of period (000s
  omitted)..............................   $ 143,706    $ 126,547    $ 120,375    $ 105,472    $ 105,659    $ 94,399
Ratio of expenses to average daily net
  assets................................         .88%*        .88%         .91%         .91%         .88%        .93%
Ratio of net investment income to
  average daily net assets..............        4.79%*       4.64%        4.67%        4.91%        2.92%       2.34%

                                                    Class B
                                           --------------------------
                                            Year Ended September 30,
                                           --------------------------
                                           1998**     1997     1996+++
---------------------------------------------------------------------
Net asset value, beginning of period....   $1.00     $ 1.00    $1.00
                                           ------    ------    ------
Operations:
  Investment income - net...............     .02        .04      .04
                                           ------    ------    ------
Distributions to shareholders:
  From investment income - net..........    (.02)      (.04)    (.04)
                                           ------    ------    ------
Net asset value, end of period..........   $1.00     $ 1.00    $1.00
                                           ------    ------    ------
Total return @..........................    2.03%      3.97%    4.11%
Net assets end of period (000s
  omitted)..............................   $ 109     $   55    $  28
Ratio of expenses to average daily net
  assets................................    1.68%*     1.68%    1.71%*
Ratio of net investment income to
  average daily net assets..............    3.99%*     3.94%    3.99%*

*      Annualized.
**     For the six-month period ended March 31, 1998.
+++ For the period from October 9, 1995 (date of first investment) to September 30, 1996.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.

FORTIS MONEY FUND

(Unaudited)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                             Class C
                                           --------------------------------------------
                                                     Year Ended September 30,
                                           --------------------------------------------
                                            1998**       1997        1996       1995++
---------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   1.00    $   1.00    $   1.00    $   1.00
                                           --------    --------    --------    --------
Operations:
  Investment income - net...............        .02         .04         .05         .01
                                           --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.02)       (.04)       (.05)       (.01)
                                           --------    --------    --------    --------
Net asset value, end of period..........   $   1.00    $   1.00    $   1.00    $   1.00
                                           --------    --------    --------    --------
Total return @..........................       2.02%       4.45%       4.97%       1.33%
Net assets end of period (000s
  omitted)..............................   $     69    $     10    $      1    $      9
Ratio of expenses to average daily net
  assets................................       1.68%*      1.68%       1.46%(a)     1.71%*
Ratio of net investment income to
  average daily net assets..............       3.99%*      3.98%       4.33%(a)     4.46%*

                                                             Class H
                                           --------------------------------------------
                                                     Year Ended September 30,
                                           --------------------------------------------
                                            1998**       1997        1996       1995+
---------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   1.00    $   1.00    $   1.00    $   1.00
                                           --------    --------    --------    --------
Operations:
  Investment income - net...............        .02         .04         .04         .02
                                           --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.02)       (.04)       (.04)       (.02)
                                           --------    --------    --------    --------
Net asset value, end of period..........   $   1.00    $   1.00    $   1.00    $   1.00
                                           --------    --------    --------    --------
Total return @..........................       2.03%       4.06%       4.04%       2.52%
Net assets end of period (000s
  omitted)..............................   $    523    $    627    $     60    $    122
Ratio of expenses to average daily net
  assets................................       1.68%*      1.68%       1.71%       1.71%*
Ratio of net investment income to
  average daily net assets..............       3.99%*      4.02%       4.03%       4.43%*

*      Annualized.
**     For the six-month period ended March 31, 1998.
+ For the period from March 16, 1995 (date of first investment) to September 30, 1995.
++ For the period from June 14, 1995 (date of first investment) to September 30, 1995.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.
(a) Advisers has reimbured expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ending September 30, 1996, had the reimbursement not been made, ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08% respectively, for Class C.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides speciality insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: Steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter; member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      Bulk Rate
St. Paul, MN 55164                                                U.S. Postage
                                                                     PAID
                                                                 Permit No. 3794
FORTIS MONEY FUND                                                Minneapolis, MN
                                                                 ---------------


[LOGO] Printed on recycled paper with
       40% preconsumer waste and 10%
       post consumer waste. Please recycle.

The Fortis logo and Fortis-SM- are servicemarks of Fortis AMEV and Fortis AG.

95379-C- Fortis 5/98